Cover	Oct. 26, 2021
Cover [Abstract]
Entity Central Index Key	0001613665
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	GREAT WESTERN BANCORP, INC.
Entity File Number	001-36688
Entity Address, Address Line One	225 South Main Avenue
Entity Address, State or Province	SD
Entity Address, City or Town	Sioux Falls,
Entity Tax Identification Number	47-1308512
Entity Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	334-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GWB
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Emerging Growth Company	false